Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited)

Asset-Backed Securities — 21.9%

Security	Principal Amount* (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	8,068	$ 8,300,535
ALTDE Trust, Series 2025-1A, Class A, 5.90%, 8/15/50(1)	2,260	2,309,971
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	617	623,122
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	3,257	3,285,883
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	2,765	2,787,618
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)	1,922	1,932,558
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	3,475	3,403,309
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	1,865	1,912,551
Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.783%, 2/15/50(1)	18,535	18,819,709
Chase Auto Credit Linked Notes:
Series 2025-1, Class B, 4.753%, 2/25/33(1)	9,585	9,616,017
Series 2025-1, Class C, 4.851%, 2/25/33(1)	4,300	4,311,549
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	5,848	5,908,892
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/49(1)	10,030	10,178,063
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	9,977	9,304,025
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	13,633,392
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,759,303
Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31(1)	5,785	5,850,911
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30(1)	3,139	3,178,185
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,855,977
DB Master Finance LLC:
Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	3,622	3,587,374
Series 2021-1A, Class A2I, 2.045%, 11/20/51(1)	9,076	8,744,143
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,996,023
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,837,584
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,417,181
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	12,280,845
Domino's Pizza Master Issuer LLC:
Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	5,955	5,949,314
Series 2018-1A, Class A2I, 4.116%, 7/25/48(1)	4,208	4,195,201
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	4,705	4,688,697
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	12,944	12,755,080
Series 2020-1A, Class A2, 3.786%, 7/20/50(1)	1,808	1,766,459
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	3,559	3,570,781
Security	Principal Amount* (000's omitted)	Value
Enterprise Fleet Financing LLC: (continued)
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	3,339	$ 3,364,225
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	3,417	3,466,786
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	1,486	1,501,778
Gilead Aviation LLC, Series 2025-1A, Class A, 5.789%, 3/15/50(1)	6,223	6,350,293
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,707	1,720,419
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	3,257	3,276,761
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	1,011	1,020,516
Goddard Funding LLC, Series 2024-1A, Class A2, 6.834%, 10/30/54(1)	9,287	9,437,972
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,352	1,116,972
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	1,357	1,311,414
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	2,539	2,415,194
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/49(1)	8,374	8,393,122
Jersey Mike's Funding, Series 2021-1A, Class A2I, 2.891%, 2/15/52(1)	3,960	3,837,348
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	543	543,571
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	4,088	4,097,417
Lendbuzz Securitization Trust:
Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	4,565	4,603,546
Series 2024-3A, Class A2, 4.97%, 10/15/29(1)	5,572	5,579,074
Series 2025-1A, Class A2, 5.10%, 10/15/30(1)	6,280	6,303,037
Series 2025-2A, Class A2, 5.18%, 5/15/30(1)	14,740	14,781,970
Series 2025-2A, Class B, 5.13%, 11/15/30(1)	4,785	4,814,983
LoanDepot GMSR Trust, Series 2025-GT1, Class A, 7.162%, (1 mo. SOFR + 2.85%), 5/16/30(1)(2)	9,720	9,720,000
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	465	458,706
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	28	27,200
Marlette Funding Trust:
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	3,234	3,238,923
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	2,206	2,211,284
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	13,410	13,533,140
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,337	1,932,662
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,367	1,234,417
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	538	473,433
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	2,707	2,301,349
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,069	1,697,833
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	2,858	2,280,250
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	4,314	3,520,600
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	9,530	3,592,835

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	202	$ 195,897
Navigator Aviation Ltd., Series 2024-1, Class A, 5.40%, 8/15/49(1)	8,133	8,061,492
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,528	6,114,651
Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.00%, (U.S. (Fed) Prime Rate - 0.50%), 7/25/50(1)(2)	4,935	4,987,766
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,681,520
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	542	529,010
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	3,563	3,455,121
Series 2024-FNT1, Class A, 7.398%, 11/25/31(1)	4,464	4,542,461
Octane Receivables Trust:
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	609	610,674
Series 2024-3A, Class A2, 4.94%, 5/20/30(1)	5,851	5,870,026
OneMain Financial Issuance Trust:
Series 2021-1A, Class B, 1.95%, 6/16/36(1)	8,316	7,779,706
Series 2022-2A, Class B, 5.24%, 10/14/34(1)	3,910	3,925,930
Series 2022-S1, Class A, 4.13%, 5/14/35(1)	6,110	6,089,212
Oportun Funding Trust, Series 2024-3, Class B, 5.48%, 8/15/29(1)	1,550	1,552,156
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,459	1,424,012
Series 2021-B, Class B, 1.96%, 5/8/31(1)	979	956,079
Series 2021-C, Class A, 2.18%, 10/8/31(1)	9,452	9,235,753
Series 2021-C, Class B, 2.67%, 10/8/31(1)	6,465	6,325,491
Series 2025-A, Class A, 5.01%, 2/8/33(1)	8,817	8,814,344
Series 2025-A, Class B, 5.30%, 2/8/33(1)	3,088	3,085,933
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	5,133	5,149,568
Oscar U.S. Funding XVII LLC, Series 2024-2A, Class A2, 4.63%, 12/10/27(1)	6,747	6,740,942
Pagaya AI Debt Grantor Trust, Series 2025-1, Class A2, 5.156%, 7/15/32(1)	5,820	5,837,240
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	212	209,964
Series 2021-3, Class C, 3.27%, 5/15/29(1)	779	762,328
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	103	102,991
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	4,362	4,396,859
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	7,540	7,619,173
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)	4,081	4,137,069
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	8,949	9,092,180
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	2,736	2,750,435
Prodigy Finance CM DAC, Series 2021-1A, Class A, 5.684%, (1 mo. SOFR + 1.364%), 7/25/51(1)(2)	535	535,100
Security	Principal Amount* (000's omitted)		Value
Reach ABS Trust:
Series 2023-1A, Class B, 7.33%, 2/18/31(1)		2,636	$ 2,649,167
Series 2024-1A, Class A, 6.30%, 2/18/31(1)		540	541,394
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		9,002	8,936,884
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		2,980	2,772,597
Series 2021-1, Class A2I, 2.865%, 7/30/51(1)		1,245	1,145,530
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)		13,465	13,252,895
SoFi Consumer Loan Program Trust, Series 2025-2, Class B, 4.97%, 6/25/34(1)		6,555	6,618,752
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)		6,627	6,244,611
Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44(1)		3,142	3,265,458
Subway Funding LLC:
Series 2024-3A, Class A2I, 5.246%, 7/30/54(1)		5,433	5,413,883
Series 2024-3A, Class A2II, 5.566%, 7/30/54(1)		2,083	2,080,437
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)		6,849	4,862,379
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)		2,519	2,197,250
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)		3,451	3,014,603
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)		921	721,964
Series 2021-A, Class B, 3.15%, 2/20/48(1)		1,945	888,073
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)		6,878	4,658,540
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)		1,635	1,449,556
Theorem Funding Trust:
Series 2022-3A, Class A, 7.60%, 4/15/29(1)		166	165,968
Series 2022-3A, Class B, 8.95%, 4/15/29(1)		11,847	12,104,104
Upstart Securitization Trust, Series 2021-2, Class C, 3.61%, 6/20/31(1)		1,093	1,087,128
Vantage Data Centers Germany Borrower Lux SARL, Series 2025-1A, Class A2, 4.292%, 6/28/50(1)	EUR	8,137	9,644,814
Vantage Data Centers LLC:
Series 2020-1A, Class A2, 1.645%, 9/15/45(1)		5,409	5,367,202
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)		10,045	9,437,786
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)		3,661	3,529,443
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)		5,808	5,221,291
Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/48(1)		3,117	3,044,671
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)		4,378	4,400,864
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)		564	527,049
Series 2020-A, Class C, 6.657%, 3/15/45(1)		525	505,102

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.582%, 6/15/50(1)	8,055	$ 8,165,476
Wingspire Equipment Finance LLC, Series 2024-1A, Class A2, 4.99%, 9/20/32(1)	4,925	4,930,524
Total Asset-Backed Securities (identified cost $615,310,630)		$ 598,335,760

Collateralized Mortgage Obligations — 6.6%

Security	Principal Amount (000's omitted)	Value
Champs Trust:
Series 2024-1, Class A, 9.101%, 7/25/59(1)(3)	$5,405	$ 5,604,588
Series 2024-2, Class A, 9.259%, 11/25/59(1)(3)	3,557	3,713,207
Series 2024-3, Class A, 8.745%, 1/25/60(1)(3)	2,990	3,111,338
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	2,868	2,919,496
Federal Home Loan Mortgage Corp.:
Series 5410, Class FE, 5.405%, (30-day SOFR Average + 1.10%), 5/25/54(2)	8,830	8,850,884
Series 5483, Class FB, 5.735%, (30-day SOFR Average + 1.43%), 12/25/54(2)	14,518	14,528,732
Series 5513, Class FA, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	1,916	1,913,663
Series 5529, Class AF, 5.305%, (30-day SOFR Average + 1.00%), 3/25/55(2)	12,576	12,555,406
Series 5556, Class FA, 5.462%, (30-day SOFR Average + 1.15%), 7/25/55(2)	12,088	12,103,100
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2022-DNA2, Class M1A, 5.605%, (30-day SOFR Average + 1.30%), 2/25/42(1)(2)	1,860	1,869,450
Series 2024-HQA1, Class A1, 5.555%, (30-day SOFR Average + 1.25%), 3/25/44(1)(2)	7,319	7,364,261
Federal National Mortgage Association, Series 2024-33, Class KF, 5.255%, (30-day SOFR Average + 0.95%), 1/25/54(2)	6,319	6,340,694
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 8.52%, (30-day SOFR Average + 4.214%), 7/25/39(1)(2)	2,000	2,063,032
Series 2019-R06, Class 2B1, 8.17%, (30-day SOFR Average + 3.864%), 9/25/39(1)(2)	9,321	9,611,261
Series 2019-R07, Class 1B1, 7.82%, (30-day SOFR Average + 3.514%), 10/25/39(1)(2)	7,866	8,092,699
Series 2020-R02, Class 2B1, 7.42%, (30-day SOFR Average + 3.114%), 1/25/40(1)(2)	6,160	6,332,673
Series 2021-R01, Class 1B2, 10.305%, (30-day SOFR Average + 6.00%), 10/25/41(1)(2)	3,995	4,188,415
Government National Mortgage Association:
Series 2023-40, Class FX, 4.532%, (1 mo. SOFR + 0.214%), 9/20/41(2)	12,644	12,498,335
Series 2023-101, Class FM, 5.202%, (30-day SOFR Average + 0.90%), 7/20/53(2)	13,136	13,114,670
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-43, Class FB, 5.252%, (30-day SOFR Average + 0.95%), 3/20/54(2)	$5,608	$ 5,614,964
Series 2025-2, Class FB, 5.352%, (30-day SOFR Average + 1.05%), 12/20/54(2)	12,920	12,924,690
Home Re Ltd., Series 2021-1, Class M2, 7.27%, (30-day SOFR Average + 2.964%), 7/25/33(1)(2)	1,541	1,553,253
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 6.002%, (30-day SOFR Average + 1.70%), 3/20/54(1)(2)	2,730	2,742,987
Series 2024-HE2, Class A1, 5.502%, (30-day SOFR Average + 1.20%), 10/20/54(1)(2)	1,173	1,172,586
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(4)	2,500	2,520,940
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(4)	3,000	3,037,577
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(4)	3,440	3,475,213
NRZ Excess Spread-Collateralized Notes, Series 2025-FHT1, Class A, 6.545%, 3/25/32(1)	2,476	2,506,532
PNMAC GMSR Issuer Trust, Series 2024-GT1, Class A, 7.519%, (1 mo. SOFR + 3.20%), 3/25/29(1)(2)	4,600	4,668,697
Radnor Re Ltd., Series 2023-1, Class M1A, 7.005%, (30-day SOFR Average + 2.70%), 7/25/33(1)(2)	3,459	3,482,840
Total Collateralized Mortgage Obligations (identified cost $178,842,104)		$180,476,183

Commercial Mortgage-Backed Securities — 7.5%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$10,820	$ 9,142,506
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	6,285	4,982,205
BFLD Mortgage Trust, Series 2024-VICT, Class A, 6.202%, (1 mo. SOFR + 1.89%), 7/15/41(1)(2)	7,362	7,392,526
BPR Trust, Series 2022-SSP, Class A, 7.312%, (1 mo. SOFR + 3.00%), 5/15/39(1)(2)	7,975	7,987,469
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 5.376%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	9,964	9,927,338
Series 2021-VOLT, Class C, 5.526%, (1 mo. SOFR + 1.214%), 9/15/36(1)(2)	2,400	2,389,805
Series 2021-VOLT, Class D, 6.076%, (1 mo. SOFR + 1.764%), 9/15/36(1)(2)	8,069	8,036,053
BX Trust, Series 2025-GW, Class B, (1 mo. SOFR + 1.85%), 7/15/42(1)(5)	8,110	8,141,255
CSMC Trust:
Series 2021-BPNY, Class A, 8.141%, (1 mo. SOFR + 3.829%), 8/15/26(1)(2)	7,222	6,776,950
Series 2022-CNTR, Class A, 8.256%, (1 mo. SOFR + 3.944%), 1/9/25(1)(2)	1,014	673,154

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Extended Stay America Trust:
Series 2021-ESH, Class A, 5.507%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	$3,263	$ 3,265,670
Series 2021-ESH, Class B, 5.807%, (1 mo. SOFR + 1.494%), 7/15/38(1)(2)	3,514	3,517,705
Series 2021-ESH, Class C, 6.127%, (1 mo. SOFR + 1.814%), 7/15/38(1)(2)	8,705	8,717,940
Series 2021-ESH, Class D, 6.677%, (1 mo. SOFR + 2.364%), 7/15/38(1)(2)	2,934	2,941,133
Federal National Mortgage Association, Series 2017-M13, Class A2, 3.032%, 9/25/27(3)	3,779	3,686,778
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 7.67%, (30-day SOFR Average + 3.364%), 10/25/49(1)(2)	2,657	2,702,085
Series 2020-01, Class M10, 8.17%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	3,265	3,321,644
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	4,304	4,410,783
Great Wolf Trust, Series 2024-WOLF, Class A, 5.854%, (1 mo. SOFR + 1.542%), 3/15/39(1)(2)	9,312	9,338,272
Hawaii Hotel Trust, Series 2025-MAUI, Class A, 5.705%, (1 mo. SOFR + 1.393%), 3/15/42(1)(2)	5,195	5,205,078
HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 6.252%, (1 mo. SOFR + 1.941%), 5/15/37(1)(2)	7,000	7,009,624
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 5.953%, (1 mo. SOFR + 1.642%), 6/15/41(1)(2)	4,487	4,496,188
Series 2024-DPLO, Class B, 6.303%, (1 mo. SOFR + 1.991%), 6/15/41(1)(2)	6,280	6,291,031
HYT Commercial Mortgage Trust:
Series-2024-RGCY, Class A, 6.153%, (1 mo. SOFR + 1.841%), 9/15/41(1)(2)	5,368	5,380,519
Series-2024-RGCY, Class C, 7.152%, (1 mo. SOFR + 2.84%), 9/15/41(1)(2)	4,186	4,186,409
INTOWN Mortgage Trust, Series 2025-STAY, Class C, 6.562%, (1 mo. SOFR + 2.25%), 3/15/42(1)(2)	13,165	13,145,952
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	176,400
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)	1,920	30,240
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 6.253%, (1 mo. SOFR + 1.941%), 6/15/39(1)(2)	5,663	5,672,704
NRTH Mortgage Trust, Series 2024-PARK, Class A, 5.953%, (1 mo. SOFR + 1.641%), 3/15/39(1)(2)	7,225	7,239,336
NYC Trust, Series 2024-3ELV, Class A, 6.303%, (1 mo. SOFR + 1.991%), 8/15/29(1)(2)	7,784	7,838,331
ORL Trust:
Series 2024-GLKS, Class A, 5.804%, (1 mo. SOFR + 1.493%), 12/15/39(1)(2)	8,933	8,943,512
Series 2024-GLKS, Class D, 7.103%, (1 mo. SOFR + 2.791%), 12/15/39(1)(2)	3,172	3,174,523
Security	Principal Amount (000’s omitted)	Value
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, 6.053%, (1 mo. SOFR + 1.741%), 5/15/39(1)(2)	$5,313	$ 5,294,964
TX Trust, Series 2024-HOU, Class A, 5.903%, (1 mo. SOFR + 1.591%), 6/15/39(1)(2)	4,845	4,822,271
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(3)	4,465	4,733,563
Willowbrook Mall, Series 2025-WBRK, Class C, 6.278%, 3/5/35(1)(3)	5,400	5,423,824
Total Commercial Mortgage-Backed Securities (identified cost $214,458,657)		$ 206,415,740

Corporate Bonds — 38.6%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese U.S. Holdings LLC, 6.85%, 11/15/28	$11,537	$ 12,130,532
		$ 12,130,532
Communications — 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$2,733	$ 2,709,688
5.125%, 5/1/27(1)	10,390	10,363,693
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.908%, 7/23/25	4,667	4,666,733
6.10%, 6/1/29	3,300	3,455,863
Discovery Communications LLC, 3.95%, 3/20/28	4,706	4,500,183
Sprint LLC, 7.625%, 3/1/26	4,000	4,038,701
T-Mobile USA, Inc., 2.55%, 2/15/31	14,450	12,942,733
Uber Technologies, Inc., 4.50%, 8/15/29(1)	6,350	6,317,084
Videotron Ltd., 3.625%, 6/15/29(1)(6)	8,600	8,258,926
		$57,253,604
Consumer, Cyclical — 3.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$3,716	$3,709,795
AS Mileage Plan IP Ltd.:
5.021%, 10/20/29(1)	5,415	5,361,669
5.308%, 10/20/31(1)	1,970	1,939,327
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	1,446	1,442,698
4.75%, 10/20/28(1)	13,533	13,570,747
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,500	3,473,860
Ford Motor Credit Co. LLC:
3.375%, 11/13/25	2,415	2,399,146
4.134%, 8/4/25	6,260	6,253,692
5.113%, 5/3/29	2,700	2,641,069
7.35%, 11/4/27	11,379	11,821,118

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Consumer, Cyclical (continued)
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$3,268	$ 3,198,387
5.45%, 7/15/30	3,782	3,836,654
5.625%, 4/4/32	5,025	5,086,051
Hyundai Capital America, 4.90%, 6/23/28(1)	13,756	13,857,967
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	2,300	2,195,315
4.625%, 12/15/27(1)	3,500	3,475,365
WarnerMedia Holdings, Inc., 3.755%, 3/15/27	6,777	6,612,861
		$90,875,721
Consumer, Non-cyclical — 1.2%
Biogen, Inc., 5.05%, 1/15/31	$8,100	$8,249,436
Centene Corp.:
4.25%, 12/15/27	5,500	5,420,098
4.625%, 12/15/29	9,550	9,294,990
ICON Investments Six DAC, 5.809%, 5/8/27	6,150	6,280,902
JDE Peet's NV, 1.375%, 1/15/27(1)	4,542	4,323,134
		$33,568,560
Energy — 0.4%
Raizen Fuels Finance SA, 6.25%, 7/8/32(1)(7)	$4,888	$4,857,450
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	6,000	5,942,968
		$10,800,418
Financial — 27.9%
ABN AMRO Bank NV, 4.988% to 12/3/27, 12/3/28(1)(8)	$7,700	$7,805,972
AIB Group PLC:
5.32% to 5/15/30, 5/15/31(1)(8)	3,000	3,053,631
6.608% to 9/13/28, 9/13/29(1)(8)	6,325	6,695,031
Aircastle Ltd./Aircastle Ireland DAC, 5.75%, 10/1/31(1)	5,228	5,379,295
Ally Financial, Inc.:
5.543% to 1/17/30, 1/17/31(8)	4,069	4,128,130
5.737% to 5/15/28, 5/15/29(8)	9,087	9,250,707
6.848% to 1/3/29, 1/3/30(8)	8,057	8,509,832
American Assets Trust LP, 3.375%, 2/1/31	3,154	2,826,000
American International Group, Inc., 4.85%, 5/7/30	12,050	12,247,758
American National Global Funding:
5.25%, 6/3/30(1)	3,550	3,569,591
5.55%, 1/28/30(1)	1,720	1,757,620
American National Group, Inc.:
5.75%, 10/1/29	4,478	4,587,840
6.144%, 6/13/32(1)	2,464	2,529,507
Antares Holdings LP:
2.75%, 1/15/27(1)	7,160	6,874,758
3.75%, 7/15/27(1)	1,400	1,346,501
Athene Global Funding:
4.95%, 1/7/27(1)	10,511	10,584,577
5.583%, 1/9/29(1)	6,068	6,240,017
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Athene Global Funding: (continued)
5.62%, 5/8/26(1)	$12,000	$ 12,109,786
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(8)	1,000	994,472
5.294%, 8/18/27	1,600	1,627,300
5.588%, 8/8/28	9,000	9,299,069
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(8)	22,576	22,579,645
5.162% to 1/24/30, 1/24/31(8)	33,100	33,934,260
Bank of New York Mellon, 4.729% to 4/20/28, 4/20/29(8)	8,525	8,646,710
Bank of New York Mellon Corp., 4.942% to 2/11/30, 2/11/31(8)	4,320	4,412,523
Blue Owl Credit Income Corp.:
6.60%, 9/15/29	3,773	3,883,186
6.65%, 3/15/31	3,772	3,881,447
BNP Paribas SA, 5.125% to 1/13/28, 1/13/29(1)(8)	16,748	17,005,102
BPCE SA:
5.876% to 1/14/30, 1/14/31(1)(8)	8,153	8,459,723
6.714% to 10/19/28, 10/19/29(1)(8)	10,233	10,840,471
CaixaBank SA, 5.673% to 3/15/29, 3/15/30(1)(8)	13,250	13,707,042
Canadian Imperial Bank of Commerce, 4.857% to 3/30/28, 3/30/29(8)	5,885	5,949,435
Charles Schwab Corp., 5.875%, 8/24/26	5,227	5,315,995
CI Financial Corp., 7.50%, 5/30/29(1)	9,562	10,093,675
Citadel LP, 6.00%, 1/23/30(1)	11,385	11,775,937
Citigroup, Inc., 4.00% to 12/10/25(8)(9)	5,785	5,758,694
COPT Defense Properties LP:
2.00%, 1/15/29(6)	2,695	2,456,341
2.75%, 4/15/31	3,713	3,286,173
Credit Agricole SA, 5.222% to 5/27/30, 5/27/31(1)(8)	8,650	8,814,347
DOC DR LLC, 2.625%, 11/1/31	6,760	5,968,036
Enact Holdings, Inc., 6.25%, 5/28/29	12,050	12,510,100
EPR Properties:
3.60%, 11/15/31	1,435	1,304,335
3.75%, 8/15/29	5,999	5,714,597
4.95%, 4/15/28	7,798	7,785,861
Essent Group Ltd., 6.25%, 7/1/29	8,830	9,150,129
Extra Space Storage LP, 2.55%, 6/1/31	1,933	1,710,087
First Horizon Corp., 5.514% to 3/7/30, 3/7/31(8)	3,370	3,419,336
Fortitude Group Holdings LLC, 6.25%, 4/1/30(1)	1,147	1,180,543
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	3,700	3,288,739
4.40%, 10/15/29(1)	11,745	11,405,805
Goldman Sachs Group, Inc., 5.218% to 4/23/30, 4/23/31(8)	19,805	20,308,672
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34	13,698	13,707,106
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30(1)(6)	1,463	1,343,504
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(8)	9,864	10,477,549
ING Groep NV, 5.066% to 3/25/30, 3/25/31(8)	13,550	13,786,629
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	18,415	18,457,931

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Jefferies Financial Group, Inc.:
2.625%, 10/15/31	$3,691	$ 3,212,986
2.75%, 10/15/32	4,540	3,831,501
JPMorgan Chase & Co.:
5.103% to 4/22/30, 4/22/31(8)	9,255	9,486,914
6.087% to 10/23/28, 10/23/29(8)	35,567	37,388,976
KeyBank NA, 5.85%, 11/15/27	5,809	5,998,781
LPL Holdings, Inc., 4.00%, 3/15/29(1)	6,715	6,524,838
Macquarie Bank Ltd.:
3.624%, 6/3/30(1)	4,184	3,933,854
5.391%, 12/7/26(1)	3,700	3,764,474
Marex Group PLC, 6.404%, 11/4/29	8,359	8,607,744
MGIC Investment Corp., 5.25%, 8/15/28	562	562,021
National Bank of Canada, 4.702% to 3/5/26, 3/5/27(8)	6,190	6,191,976
NatWest Group PLC, 5.115% to 5/23/30, 5/23/31(8)	14,658	14,903,146
NLG Global Funding, 5.40%, 1/23/30(1)	8,805	9,068,749
Oaktree Strategic Credit Fund:
6.50%, 7/23/29(6)	2,255	2,310,366
8.40%, 11/14/28	2,990	3,224,972
PNC Financial Services Group, Inc.:
4.899% to 5/13/30, 5/13/31(8)	30,039	30,427,721
6.875% to 10/20/33, 10/20/34(8)	3,805	4,255,104
Radian Group, Inc., 4.875%, 3/15/27	14,583	14,601,730
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(1)	3,000	2,853,029
3.875%, 3/1/31(1)	5,000	4,638,919
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(8)	6,000	6,011,003
Societe Generale SA:
5.249% to 5/22/28, 5/22/29(1)(8)	6,455	6,535,266
5.512% to 5/22/30, 5/22/31(1)(8)	13,732	14,008,858
Swedbank AB:
5.337%, 9/20/27(1)	2,625	2,678,990
6.136%, 9/12/26(1)	11,147	11,389,106
Synchrony Bank, 5.40%, 8/22/25	2,775	2,774,527
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(8)	2,145	2,125,008
5.625%, 2/15/28	4,100	4,145,384
Synovus Financial Corp., 6.168% to 11/1/29, 11/1/30(8)	7,486	7,682,062
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(8)	3,909	3,794,799
Truist Financial Corp., 6.047% to 6/8/26, 6/8/27(8)	6,178	6,262,224
U.S. Bancorp, 5.083% to 5/15/30, 5/15/31(8)	14,572	14,867,740
UBS Group AG, 4.253%, 3/23/28(1)	28,250	28,101,322
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(8)	13,997	13,925,432
Wells Fargo & Co., 5.244% to 1/24/30, 1/24/31(8)	12,795	13,129,138
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	6,160	6,240,592
		$763,196,311
Industrial — 0.3%
BAE Systems PLC, 5.00%, 3/26/27(1)	$5,250	$5,312,735
Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
Hexcel Corp., 4.20%, 2/15/27	$3,893	$ 3,857,531
		$ 9,170,266
Technology — 1.4%
Broadcom, Inc., 2.45%, 2/15/31(1)	$5,900	$ 5,277,555
Foundry JV Holdco LLC, 5.90%, 1/25/33(1)	13,081	13,572,977
Kyndryl Holdings, Inc., 3.15%, 10/15/31	11,720	10,589,831
Qorvo, Inc., 3.375%, 4/1/31(1)	3,160	2,852,362
Seagate HDD Cayman, 9.625%, 12/1/32	5,622	6,342,032
		$38,634,757
Utilities — 1.5%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$12,053	$12,119,913
Engie SA, 5.25%, 4/10/29(1)	7,912	8,104,975
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	8,300	8,415,450
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,400	6,353,008
XPLR Infrastructure Operating Partners LP, 3.875%, 10/15/26(1)	7,125	6,965,523
		$41,958,869
Total Corporate Bonds (identified cost $1,038,063,491)		$1,057,589,038

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Fixed-Income Funds — 0.1%
Calvert Ultra-Short Investment Grade ETF(10)	75,000	$ 3,799,500
Total Exchange-Traded Funds (identified cost $3,808,500)		$ 3,799,500

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$3,500	$ 3,519,915
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(11)(12)	1,500	1,508,160
Total High Social Impact Investments (identified cost $5,000,000)		$ 5,028,075

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 1.4%(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 9/22/28	$1,329	$ 1,333,721
		$ 1,333,721
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/23/28	$3,950	$ 3,959,137
		$ 3,959,137
Insurance — 0.4%
AmWINS Group, Inc., Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 1/30/32	$3,949	$ 3,954,971
HUB International Ltd., Term Loan, 6.769%, (3 mo. USD Term SOFR + 2.50%), 6/20/30	3,381	3,394,164
USI, Inc., Term Loan, 6.546%, (3 mo. USD Term SOFR + 2.25%), 11/21/29	3,950	3,947,997
		$11,297,132
IT Services — 0.3%
Informatica LLC, Term Loan, 6.577%, (1 mo. USD Term SOFR + 2.25%), 10/27/28	$3,949	$3,969,968
Sedgwick Claims Management Services, Inc., Term Loan, 7.327%, (1 mo. USD Term SOFR + 3.00%), 7/31/31	3,960	3,978,686
		$7,948,654
Life Sciences Tools & Services — 0.1%
Avantor Funding, Inc., Term Loan, 6.427%, (1 mo. USD Term SOFR + 2.00%), 11/8/27	$429	$430,725
ICON Luxembourg SARL, Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	1,002	1,009,969
PRA Health Sciences, Inc., Term Loan, 6.296%, (3 mo. USD Term SOFR + 2.00%), 7/3/28	250	251,635
		$1,692,329
Machinery — 0.1%
TK Elevator Midco GmbH, Term Loan, 7.237%, (3 mo. USD Term SOFR + 3.00%), 4/30/30	$3,950	$3,965,063
		$3,965,063
Professional Services — 0.2%
Trans Union LLC, Term Loan, 6.077%, (1 mo. USD Term SOFR + 1.75%), 6/24/31	$3,960	$3,968,575
		$3,968,575
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.071%, (1 mo. USD Term SOFR + 1.75%), 6/24/30	$3,960	$ 3,967,376
		$ 3,967,376
Total Senior Floating-Rate Loans (identified cost $38,041,567)		$ 38,131,987

Sovereign Government Bonds — 0.2%

Security	Principal Amount (000’s omitted)		Value
Romania — 0.2%
Romania Government International Bonds, 5.125%, 9/24/31(14)	EUR	4,583	$ 5,333,619
			$ 5,333,619
Total Sovereign Government Bonds (identified cost $5,309,782)			$ 5,333,619

U.S. Government Agency Mortgage-Backed Securities — 4.5%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
5.50%, 30-Year, TBA(15)	$28,047	$ 28,040,413
6.00%, 30-Year, TBA(15)	94,103	95,635,877
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $122,402,619)		$ 123,676,290

U.S. Treasury Obligations — 15.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.875%, 11/30/25	$22,150	$ 22,023,548
4.125%, 2/28/27	23,384	23,509,141
4.375%, 8/15/26	115,345	115,865,003
4.50%, 5/15/27	17,600	17,834,437
4.50%, 5/31/29	21,339	21,925,822
4.625%, 9/15/26	17,386	17,529,299
4.625%, 11/15/26	136,559	137,903,253
4.875%, 11/30/25	19,562	19,605,271
4.875%, 4/30/26	54,304	54,647,725
Total U.S. Treasury Obligations (identified cost $429,165,856)		$430,843,499

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 6.9%
Affiliated Fund — 6.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(16)	186,147,998	$ 186,147,998
Total Affiliated Fund (identified cost $186,147,998)		$ 186,147,998
Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(17)	2,048,255	$ 2,048,255
Total Securities Lending Collateral (identified cost $2,048,255)		$ 2,048,255
Total Short-Term Investments (identified cost $188,196,253)		$ 188,196,253
Total Investments — 103.6% (identified cost $2,838,599,459)		$2,837,825,944
Other Assets, Less Liabilities — (3.6)%		$ (99,286,211)
Net Assets — 100.0%		$2,738,539,733

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $1,319,317,122 or 48.2% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2025.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2025.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2025.
(5)	When-issued, variable rate security whose interest rate will be determined after June 30, 2025.
(6)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $3,012,436 and the total market value of the collateral received by the Fund was $3,099,801, comprised of cash of $2,048,255 and U.S. government and/or agencies securities of $1,051,546.
(7)	When-issued security.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	Affiliated fund.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $5,028,075, which represents 0.2% of the net assets of the Fund as of June 30, 2025.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of these securities is $5,333,619 or 0.2% of the Fund's net assets.
(15)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(16)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(17)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,432,866	EUR	8,137,000	BNP Paribas	9/25/25	$ —	$(205,878)
						$ —	$(205,878)

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	3,575	Long	9/30/25	$743,683,791	$3,008,387
U.S. 5-Year Treasury Note	643	Long	9/30/25	70,087,000	816,457
U.S. 10-Year Treasury Note	(551)	Short	9/19/25	(61,780,875)	(1,327,636)
U.S. Ultra 10-Year Treasury Note	(617)	Short	9/19/25	(70,501,891)	(1,745,431)
					$751,777
Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29	9/20/24	1,500,000
		$5,000,000

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At June 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the fiscal year to date ended June 30, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.
Interest Rate Risk: During the fiscal year to date ended June 30, 2025, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2025, the value of the Fund’s investment in Calvert Impact Capital, Inc. and funds that may be deemed to be affiliated was $194,975,573, which represents 7.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Exchange-Traded Funds
Calvert Ultra-Short Investment Grade ETF	$ 2,535,000	$ 1,270,500	$ —	$ —	$ (6,000)	$ 3,799,500	$ 113,633	75,000

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	$ 3,548,265	$ —	$ —	$ —	$(28,350)	$ 3,519,915	$ 131,250	$3,500,000
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 9/20/29(1)	1,522,590	—	—	—	(14,430)	1,508,160	56,250	$1,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	78,208,905	941,197,703	(833,258,610)	—	—	186,147,998	4,656,970	186,147,998
Total				$ —	$(48,780)	$194,975,573	$4,958,103

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$598,335,760	$ —	$598,335,760
Collateralized Mortgage Obligations	—	180,476,183	—	180,476,183
Commercial Mortgage-Backed Securities	—	206,415,740	—	206,415,740
Corporate Bonds	—	1,057,589,038	—	1,057,589,038
Exchange-Traded Funds	3,799,500	—	—	3,799,500
High Social Impact Investments	—	5,028,075	—	5,028,075
Senior Floating-Rate Loans	—	38,131,987	—	38,131,987
Sovereign Government Bonds	—	5,333,619	—	5,333,619
U.S. Government Agency Mortgage-Backed Securities	—	123,676,290	—	123,676,290
U.S. Treasury Obligations	—	430,843,499	—	430,843,499
Short-Term Investments:
Affiliated Fund	186,147,998	—	—	186,147,998
Securities Lending Collateral	2,048,255	—	—	2,048,255
Total Investments	$191,995,753	$2,645,830,191	$ —	$2,837,825,944
Futures Contracts	$3,824,844	$ —	$ —	$3,824,844
Total	$195,820,597	$2,645,830,191	$ —	$2,841,650,788

Calvert
Short Duration Income Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$ —	$(205,878)	$ —	$(205,878)
Futures Contracts	(3,073,067)	—	—	(3,073,067)
Total	$(3,073,067)	$(205,878)	$ —	$(3,278,945)
Investment Valuation - Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.